Summary Of Significant Accounting Policies - Subsidiaries (Tables) (Details)	12 Months Ended
Dec. 31, 2013
Aegean Sea Maritime Holdings Inc
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 -12/31
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 -12/31
2012	1/1 - 12/31
2011	6/7 - 12/31
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Amindra Shipping Co.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	4/28 - 12/31
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 -12/31
2011	1/1 - 12/31
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 -12/31
2011	6/7 - 12/31
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 -12/31
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	10/5 - 12/31
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	10/5 - 12/31
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	10/5 - 12/31
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	3/19 - 12/31
2012	-
2011	-
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	3/19 - 12/31
2012	-
2011	-
Limnos Shipping Corportaion
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	3/19 - 12/31
2012	-
2011	-
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	3/19 - 12/31
2012	-
2011	-
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	3/19 - 12/31
2012	-
2011	-
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	3/19 - 12/31
2012	-
2011	-
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	4/20 - 12/31
2012	-
2011	-
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	5/25 - 12/31
2012	-
2011	-
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	5/25 - 12/31
2012	-
2011	-
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	6/28 - 12/31
2012	-
2011	-
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	6/28 - 12/31
2012	-
2011	-
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	6/4 - 12/31
2012	-
2011	-
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	7/3 - 12/31
2012	-
2011	-
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	11/8 - 12/31
2012	-
2011	-
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	11/8 - 12/31
2012	-
2011	-
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
Statement of Operations
2013	11/8 - 12/31
2012	-
2011	-